Organization - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Apr. 10, 2019	Mar. 22, 2019	Feb. 01, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Entity incorporation date				Jul. 05, 2016
Net proceeds received from offering					$ 46,816,000	$ 49,747,000	$ 90,908,000
Accumulated deficit				$ 161,170,000		154,132,000	71,393,000
Cash, cash equivalents and marketable securities							91,500,000
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of common stock shares sold	487,934	7,200,000
Issuance price per shares	$ 6.95	$ 6.95
Net proceeds received from offering	$ 3,200,000	$ 46,600,000
Underwriting discounts and commissions and other offering expenses	$ 200,000	$ 3,500,000
Net proceeds received from offering					$ 46,585,000	49,747,000	$ 89,370,000
Initial Public Offering | Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Option to purchase of common stock at public offering price		1,080,000
At-the-Market Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net proceeds received from offering						$ 6,716,000
At-the-Market Offering | Controlled Equity Offering Sales Agreement | SVB Leerink LLC and Cantor Fitzgerald and Co
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of common stock shares sold						688,000
Issuance price per shares						$ 10.18
Maximum aggregate value of common stock available for offering At-the-Market price			$ 50,000,000
Sales commission percentage payable to sales agents in cash			3.00%
Net proceeds received from offering						$ 6,700,000
Issuance costs						75,000
Common stock remained available for offering						$ 43,000,000